DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND
Delaware Foundation® Conservative Allocation Fund
Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND	1 year	5 years	10 years	Lifetime	Inception Date
CLASS A	(3.64%)	3.41%	4.71%
CLASS A After Taxes on Distributions	(4.91%)	2.22%	3.69%
CLASS A After Taxes on Distributions and Sales	(2.02%)	2.30%	3.52%
CLASS B	(1.57%)	3.79%	4.70%
CLASS C	0.60%	3.85%	4.56%
CLASS R	1.98%	4.38%		5.65%	Jun. 02, 2003
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP FOUNDATION FUNDS®

Delaware Foundation® Conservative Allocation Fund

Supplement to the Fund’s Class A, Class B,
Class C and Class R
Summary and Statutory Prospectuses dated January 28, 2012
(the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware Foundation Conservative Allocation Fund performed?”.

Average annual total returns for periods ended December 31, 2011

	1 year	5 years	10 years
			or lifetime
Class A return before taxes	-3.64%	3.41%	4.71%
Class A return after taxes on distributions	-4.91%	2.22%	3.69%
Class A return after taxes on distributions and sale of Fund shares	-2.02%	2.30%	3.52%
Class B return before taxes	-1.57%	3.79%	4.70%
Class C return before taxes	0.60%	3.85%	4.56%
Class R return before taxes (lifetime: 06/02/03-12/31/11)	1.98%	4.38%	5.65%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.